EQUIPMENT (Details) - USD ($)	6 Months Ended	12 Months Ended
	Aug. 31, 2016	Feb. 29, 2016	Feb. 28, 2015
Equipment, gross	$ 666,448	$ 666,448	$ 622,695
Accumulated depreciation and amortization	(216,928)	(169,396)	(96,089)
Equipment, net	$ 449,520	$ 497,052	526,606
Computer Equipment [Member]
Estimated useful life	5 years	5 years
Equipment, gross	$ 76,075	$ 76,075	73,704
Research Equipment [Member]
Estimated useful life	7 years	7 years
Equipment, gross	$ 590,373	$ 590,373	$ 548,991